Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				3 Months Ended	9 Months Ended	0 Months Ended	16 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2011	Sep. 08, 2011	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of discontinued operations, net of tax	$ 0		$ 34.0	$ 0
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Loss from discontinued operations, net of tax	0		(3.2)	(38.6)
Plan curtailments included in net loss	(2.1)		(12.7)	11.8
Canadian Operations, Excluding Vancouver [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Expected number of positions eliminated	1,500
Facilities sold	7
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total net sales			32.2	343.9
Loss from discontinued operations before income taxes			(3.2)	(34.2)
Income tax expense			0	4.4
Loss from discontinued operations, net of tax			(3.2)	(38.6)
Restructuring charges from discontinued operations			1.7	45.1
Plan curtailments included in net loss					17.9
Goodwill impairment loss				13.9		13.9
Transcontinental [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of the acquired Transcontinental Mexican operations							63.6
Cash paid to Transcontinental								(6.1)
Net proceeds	57.5
Net assets of discontinued operations	(27.2)
Cumulative translation adjustment of discontinued operations	3.7
Gain on disposal of discontinued operations, net of tax	$ 34.0	[1]

[1]	For tax purposes the disposal of discontinued operations resulted in a long-term capital loss, for which a deferred tax asset was recorded. An offsetting valuation allowance against the deferred tax asset was recorded to reflect the expected value at which the asset will be recovered.